SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2024
Accounting Policies [Abstract]
Schedule of reconciliation of cash and restricted cash

	March 31, 2024	March 31, 2023
Cash	$620,910	$651,490
Restricted cash - current	–	500,000
Restricted cash – non-current	152,434	140,391
Total cash and restricted cash	$773,344	$1,291,881

Schedule of estimated useful lives

Useful life
Buildings	30 years
Furniture and equipment	Decline method at 20%
Land	Not depreciated
Computer and software	Decline method at 30%
Leasehold improvement	Straight line over 5 years

Schedule of foreign currency translation

	March 31, 2024	March 31, 2023	March 31, 2022
Year-end spot rate	C$1=US$ 0.7386	C$1=US$ 0.7389	C$1=US$ 0.8003
Average rate for the year	C$1=US$ 0.7416	C$1=US$ 0.7565	C$1=US$ 0.7980